Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of material related party transactions
Name of party	Relationship
Mr. Zhao Jishuang	A director of the Company
Mr. Guo Yupeng	Acting Chief Financial Officer of the Company
Mr. Peng Siguang	A director and CEO of the Company
Met Chain Co., Limited	An associate of the Company

Schedule of major transactions with related parties
	Years Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000

Advances from related parties
- Mr. Guo Yupeng	-	-	2,000
- Mr. Zhao Jishuang	30,893	54,874	10,135
- Met Chain Co., Limited	-	-	14,083
Total	30,893	54,874	26,218

Repayment of advances from related parties
- Mr. Zhao Jishuang		55,265	10,242
Total		55,265	10,242

Schedule of balances with related parties
	As of December 31,
	2021	2022
	RMB’000	RMB’000
Amounts due to related parties
Current
- Mr. Guo Yupeng	-	2,000
- Mr. Zhao Jishuang	30,502	30,395
- Met Chain Co., Limited	-	14,083
Total	30,502	46,478